Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Aug. 31, 2018 USD ($) Tranche shares	Jun. 30, 2018 USD ($) Tranche Director shares	Jan. 31, 2018 USD ($) Tranche shares	May 31, 2017 USD ($) Tranche shares	Apr. 30, 2017 OptionPlan shares	Mar. 31, 2017 USD ($) Tranche shares	Jul. 31, 2016 USD ($) Tranche shares	Apr. 30, 2016 USD ($) OptionPlan shares	Feb. 28, 2006 shares	Dec. 31, 2018 USD ($) Item $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item										1
Stock option authorized for each non-employee director									15,000
Shares authorized under stock option plan									2,000,000
Stock option granted period in years, minimum									2 years
Stock option granted period in years, maximum									3 years
Number of stock options granted										1,590,000	875,000	3,070,000
Allocated Share-based Compensation Expense | $										$ 3,320	$ 1,424	$ 1,223
Unrecognized compensation expense related to non-vested stock options granted | $										$ 524	1,093	1,728
Options exercisable at period end										110,000
Fair value of stock options vested | $										$ 1,821	$ 91	$ 469
Options Outstanding - Weighted Average Remaining Contractual Life										17 months	33 months	27 months
Weighted average fair value of option granted | $ / shares										$ 2.01	$ 0.95	$ 1.18
August Twenty Two Twenty Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares										0	0	724,750
Stock repurchase program cancelled, date												Sep. 30, 2016
Average repurchase price for repurchase program | $ / shares												$ 8.64
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plan					1,500,000			3,500,000
Approved number of stock option plans | OptionPlan					1			1
2006 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted								130,000
Allocated Share-based Compensation Expense | $								$ 185
2016 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				800,000
Allocated Share-based Compensation Expense | $				$ 378
Number of vesting portions | Tranche				4
2016 Stock Option Plan | Director | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2017-05
2016 Stock Option Plan | Director | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2018-01
2016 Stock Option Plan | Director | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2019-01
2016 Stock Option Plan | Director | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2020-01
2016 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted						75,000
Allocated Share-based Compensation Expense | $						$ 60
Number of vesting portions | Tranche						5
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term						2017-03
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term						2018-01
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term						2019-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term						2020-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term						2021-01
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted							2,940,000
Allocated Share-based Compensation Expense | $							$ 1,038
Number of vesting portions | Tranche							5
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2016-07
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2017-01
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2018-01
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2019-01
2016 Stock Option Plan | Employee Stock Option | Directors, Employees and External Consultants | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2020-01
2017 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	90,000	180,000
Allocated Share-based Compensation Expense | $	$ 78	$ 218
Number of vesting portions | Tranche	3	3
Number of new directors | Director		2
2017 Stock Option Plan | Director | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2018-08	2018-06
2017 Stock Option Plan | Director | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2019-01	2019-01
2017 Stock Option Plan | Director | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01	2020-01
2017 Stock Option Plan | Employee Stock Option | Directors and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			1,320,000
Allocated Share-based Compensation Expense | $			$ 2,213
Number of vesting portions | Tranche			2
2017 Stock Option Plan | Employee Stock Option | Directors and Employees | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2018-01
2017 Stock Option Plan | Employee Stock Option | Directors and Employees | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2019-01
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiry period in years									10 years